Repurchase of shares (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($)	Feb. 29, 2020 USD ($)
Stockholders Equity Note [Abstract]
Share repurchase program, authorized amount | $			$ 10,000,000
Shares repurchased | shares	1,287,180
Total cost	¥ 9.9	$ 1,559,301